As filed with the Securities and Exchange Commission on July 31, 1997
                                                    File No. 2-41512
                 SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.   20549

                              FORM N-4

        REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933      /X/

                  Pre-Effective Amendment No. ___                / /

                  Post-Effective Amendment No. 19                /X/

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT of 1940 / /

                          Amendment No. __                       / /

              Penn Mutual Variable Annuity Account II
                       (Exact Name of Registrant)

               THE PENN MUTUAL LIFE INSURANCE COMPANY
                          (Name of Depositor)

                          600 Dresher Road
                     Horsham, Pennsylvania  19044
            (Address of Principal Executive Offices of Depositor)
            Depositor's Telephone Number:  215-956-8000


                          Richard F. Plush
               Vice President, Products and Programs
               The Penn Mutual Life Insurance Company
                          600 Dresher Road
                    Horsham, Pennsylvania  19044
                  (Name and Address of Agent for Service)
                              Copy to:
                          Richard W. Grant
                          C. Ronald Rubley
                    Morgan, Lewis & Bockius LLP
                       2000 One Logan Square
                    Philadelphia, PA  19103-6993


    It is proposed that this filing will become effective (check appropriate box)
[X] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485







                               PART A

                Information Required in a Prospectus

                 The Prospectus was filed on April 3, 1981 as Part
                 A of Post-Effective Amendment No. 18 to this
                 Registration Statement and is incorporated by reference.

                 Sales of the individual retirement annuity contracts with variable accumulation and benefit provisions were discontinued in 1982.




















































                               PART B

   Information Required in a Statement of Additional Information

                 No Statement of Additional Information was filed under this Registration Statement.

                 Sales of the individual retirement annuity contracts with variable accumulation and benefit provisions were discontinued in 1982.






















































                               PART C

                         Other Information

                 Part II to this Registration Statement was filed on April 3, 1981 as Part II of Post-Effective
                 Amendment No. 18 to this Registration Statement and is incorporated by reference.

                 This Post-Effective Amendment No. 19 amends this
                 Registration Statement by adding Part C - Item 32.

                 Sales of the individual retirement annuity contracts with variable accumulation and benefit provisions were discontinued in 1982.
















































                        Amendment to Item 32

The Registration Statement is amended by adding Part C - Item 32 as follows:


                               Part C
                         Other Information


Item 32.         Undertakings


The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Retirement Annuity Contracts With Variable Accumulation and Benefit Provisions, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.













































                             SIGNATURES

                 As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 19 of this Registration Statement and has caused this Post-Effective Amendment No. 19 to be signed on its behalf, in the Township of Horsham and Commonwealth of Pennsylvania on this 31st day of July, 1997.

                       PENN MUTUAL VARIABLE ANNUITY ACCOUNT II
                                                 (Registrant)

                       By:  THE PENN MUTUAL LIFE INSURANCE COMPANY
                                       (Depositor)


                                By:/s/ Robert E. Chappell
                                 Robert E. Chappell
                                 Chairman of the Board of Trustees
                                 and Chief Executive Officer

             As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons, in the capacities indicated, on the 31st day of July, 1997.

Signature                             Title

/s/ Robert E. Chappell          Chairman of the Board of Trustees
Robert E. Chappell              and Chief Executive Officer

/s/ Nancy S. Brodie             Executive Vice President and
Nancy S. Brodie                 Chief Financial Officer

/s/ Ann M. Strootman            Vice President and Controller
Ann M. Strootman

  JULIA CHANG BLOCH             Trustee

*JAMES A. HAGEN                 Trustee

*PHILLIP E. LIPPINCOTT          Trustee

*JOHN F. MCCAUGHAN              Trustee

  EDMUND F. NOTEBAERT           Trustee

*ALAN B. MILLER                 Trustee

  ROBERT H. ROCK                Trustee

*DANIEL J. TORAN                Trustee

*NORMAN T. WILDE, JR.           Trustee

*WESLEY S. WILLIAMS, JR.        Trustee

*By: /s/ Robert E. Chappell
       Robert E. Chappell, attorney-in-fact




